UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2012




[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA INCOME STOCK FUND
APRIL 30, 2012

                                                                      (Form N-Q)

48490-0612                                   (C)2012, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA INCOME STOCK FUND
April 30, 2012 (unaudited)

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              COMMON STOCKS (96.4%)

              CONSUMER DISCRETIONARY (10.0%)
              ------------------------------
              APPAREL RETAIL (1.8%)
     44,400   Gap, Inc.                                                       $     1,265
     16,700   Ross Stores, Inc.                                                     1,029
    793,634   TJX Companies, Inc.                                                  33,103
                                                                              -----------
                                                                                   35,397
                                                                              -----------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
     18,500   VF Corp.                                                              2,813
                                                                              -----------
              AUTOMOBILE MANUFACTURERS (0.1%)
     81,700   General Motors Co.*                                                   1,879
                                                                              -----------
              CABLE & SATELLITE (1.6%)
    989,500   Comcast Corp. "A"                                                    29,517
     33,800   DISH Network Corp. "A"                                                1,080
                                                                              -----------
                                                                                   30,597
                                                                              -----------
              CASINOS & GAMING (0.6%)
    795,400   International Game Technology                                        12,392
                                                                              -----------
              COMPUTER & ELECTRONICS RETAIL (0.1%)
     39,200   Best Buy Co., Inc.                                                      865
     28,000   GameStop Corp. "A"                                                      637
                                                                              -----------
                                                                                    1,502
                                                                              -----------
              CONSUMER ELECTRONICS (0.0%)
     18,000   Garmin Ltd.                                                             848
                                                                              -----------
              DEPARTMENT STORES (0.9%)
    304,800   Kohl's Corp.                                                         15,280
     45,800   Macy's, Inc.                                                          1,879
     11,400   Sears Holdings Corp.*                                                   613
                                                                              -----------
                                                                                   17,772
                                                                              -----------
              DISTRIBUTORS (0.9%)
    255,850   Genuine Parts Co.                                                    16,574
                                                                              -----------
              EDUCATION SERVICES (0.1%)
     35,300   Apollo Group, Inc. "A"*                                               1,243
      4,200   DeVry, Inc.                                                             135
     10,300   Education Management Corp.*                                             128
      2,300   ITT Educational Services, Inc.*                                         152
                                                                              -----------
                                                                                    1,658
                                                                              -----------
              FOOTWEAR (0.3%)
     59,580   NIKE, Inc. "B"                                                        6,665
                                                                              -----------
              GENERAL MERCHANDISE STORES (0.2%)
      9,500   Dollar Tree, Inc.*                                                      966
     39,000   Target Corp.                                                          2,260
                                                                              -----------
                                                                                    3,226
                                                                              -----------

================================================================================

1  | USAA Income Stock Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              HOME IMPROVEMENT RETAIL (0.1%)
     70,900   Lowe's Companies, Inc.                                          $     2,231
        519   Orchard Supply Hardware Stores Corp. "A"*                                11
                                                                              -----------
                                                                                    2,242
                                                                              -----------
              LEISURE PRODUCTS (0.1%)
     34,700   Mattel, Inc.                                                          1,166
                                                                              -----------
              MOVIES & ENTERTAINMENT (1.0%)
    501,250   Time Warner, Inc.                                                    18,777
                                                                              -----------
              PUBLISHING (0.1%)
     22,700   McGraw-Hill Companies, Inc.                                           1,116
                                                                              -----------
              RESTAURANTS (1.2%)
    288,200   Darden Restaurants, Inc.                                             14,433
     93,900   McDonald's Corp.                                                      9,151
                                                                              -----------
                                                                                   23,584
                                                                              -----------
              SPECIALIZED CONSUMER SERVICES (0.0%)
     42,600   H&R Block, Inc.                                                         626
                                                                              -----------
              SPECIALTY STORES (0.8%)
  1,068,100   Staples, Inc.                                                        16,449
                                                                              -----------
              Total Consumer Discretionary                                        195,283
                                                                              -----------
              CONSUMER STAPLES (9.4%)
              -----------------------
              DRUG RETAIL (0.7%)
    214,000   CVS Caremark Corp.                                                    9,549
    129,900   Walgreen Co.                                                          4,554
                                                                              -----------
                                                                                   14,103
                                                                              -----------
              FOOD DISTRIBUTORS (0.1%)
     70,400   Sysco Corp.                                                           2,034
                                                                              -----------
              FOOD RETAIL (0.2%)
    106,200   Kroger Co.                                                            2,471
     35,300   Safeway, Inc.                                                           718
                                                                              -----------
                                                                                    3,189
                                                                              -----------
              HOUSEHOLD PRODUCTS (2.3%)
     13,300   Clorox Co.                                                              932
    203,250   Colgate-Palmolive Co.                                                20,110
     74,200   Kimberly-Clark Corp.                                                  5,823
    285,500   Procter & Gamble Co.                                                 18,169
                                                                              -----------
                                                                                   45,034
                                                                              -----------
              HYPERMARKETS & SUPER CENTERS (1.8%)
    597,800   Wal-Mart Stores, Inc.                                                35,216
                                                                              -----------
              PACKAGED FOODS & MEAT (0.6%)
     37,000   ConAgra Foods, Inc.                                                     955
     53,600   General Mills, Inc.                                                   2,085
     24,600   Kellogg Co.                                                           1,244
    136,100   Kraft Foods, Inc. "A"                                                 5,426
     49,300   Tyson Foods, Inc. "A"                                                   900
                                                                              -----------
                                                                                   10,610
                                                                              -----------
              PERSONAL PRODUCTS (0.1%)
     41,400   Avon Products, Inc.                                                     894
     20,900   Estee Lauder Companies, Inc. "A"                                      1,366
                                                                              -----------
                                                                                    2,260
                                                                              -----------
              SOFT DRINKS (2.4%)
    160,700   Coca-Cola Co.                                                        12,265
     19,600   Dr. Pepper Snapple Group, Inc.                                          795

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
    503,950   PepsiCo, Inc.                                                   $    33,261
                                                                              -----------
                                                                                   46,321
                                                                              -----------
              TOBACCO (1.2%)
    149,600   Altria Group, Inc.                                                    4,818
     21,960   Lorillard, Inc.                                                       2,971
    145,000   Philip Morris International, Inc.                                    12,979
     63,800   Reynolds American, Inc.                                               2,605
                                                                              -----------
                                                                                   23,373
                                                                              -----------
              Total Consumer Staples                                              182,140
                                                                              -----------
              ENERGY (7.6%)
              -------------
              INTEGRATED OIL & GAS (4.7%)
    132,111   Chevron Corp.                                                        14,078
    295,764   ConocoPhillips                                                       21,186
    465,955   Exxon Mobil Corp.                                                    40,230
    173,058   Occidental Petroleum Corp.                                           15,786
                                                                              -----------
                                                                                   91,280
                                                                              -----------
              OIL & GAS EQUIPMENT & SERVICES (1.7%)
    321,035   Cameron International Corp.*                                         16,453
    219,406   National-Oilwell Varco, Inc.                                         16,622
        300   Oil States International, Inc.*                                          24
                                                                              -----------
                                                                                   33,099
                                                                              -----------
              OIL & GAS EXPLORATION & PRODUCTION (1.1%)
    323,700   Devon Energy Corp.                                                   22,611
                                                                              -----------
              OIL & GAS REFINING & MARKETING (0.1%)
     53,400   Valero Energy Corp.                                                   1,319
                                                                              -----------
              Total Energy                                                        148,309
                                                                              -----------
              FINANCIALS (12.9%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (2.4%)
    312,927   Ameriprise Financial, Inc.                                           16,964
     65,300   Bank of New York Mellon Corp.                                         1,544
     91,570   BlackRock, Inc.                                                      17,543
     82,290   Franklin Resources, Inc.                                             10,328
                                                                              -----------
                                                                                   46,379
                                                                              -----------
              CONSUMER FINANCE (1.7%)
    431,500   American Express Co.                                                 25,981
    117,799   Capital One Financial Corp.                                           6,535
                                                                              -----------
                                                                                   32,516
                                                                              -----------
              DIVERSIFIED BANKS (0.5%)
    284,300   Wells Fargo & Co.                                                     9,504
                                                                              -----------
              INSURANCE BROKERS (0.8%)
    446,200   Marsh & McLennan Companies, Inc.                                     14,926
                                                                              -----------
              INVESTMENT BANKING & BROKERAGE (0.9%)
    906,250   TD Ameritrade Holding Corp.                                          17,029
                                                                              -----------
              LIFE & HEALTH INSURANCE (1.8%)
      1,900   Delphi Financial Group, Inc. "A"                                         86
    460,850   MetLife, Inc.                                                        16,605
    304,400   Prudential Financial, Inc.                                           18,428
                                                                              -----------
                                                                                   35,119
                                                                              -----------
              MULTI-LINE INSURANCE (0.1%)
     14,500   American Financial Group, Inc.                                          564
      1,700   American National Insurance Co.                                         119

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3  | USAA Income Stock Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
     48,300   Hartford Financial Services Group, Inc.                         $       993
                                                                              -----------
                                                                                    1,676
                                                                              -----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.1%)
    883,038   Bank of America Corp.                                                 7,162
    328,300   JPMorgan Chase & Co.                                                 14,110
                                                                              -----------
                                                                                   21,272
                                                                              -----------
              PROPERTY & CASUALTY INSURANCE (0.9%)
     33,600   Chubb Corp.                                                           2,455
    223,050   Travelers Companies, Inc.                                            14,347
                                                                              -----------
                                                                                   16,802
                                                                              -----------
              REGIONAL BANKS (0.8%)
        100   BOK Financial Corp.                                                       6
    358,100   CIT Group, Inc.*                                                     13,554
     36,000   PNC Financial Services Group, Inc.                                    2,387
                                                                              -----------
                                                                                   15,947
                                                                              -----------
              REINSURANCE (0.0%)
      3,500   Endurance Specialty Holdings Ltd.                                       141
                                                                              -----------
              REITs - MORTGAGE (0.1%)
     30,900   American Capital Agency Corp.                                           965
    134,900   Annaly Capital Management, Inc.                                       2,202
                                                                              -----------
                                                                                    3,167
                                                                              -----------
              REITs - SPECIALIZED (1.1%)
    383,200   Ventas, Inc.                                                         22,528
                                                                              -----------
              SPECIALIZED FINANCE (0.7%)
    564,400   NYSE Euronext                                                        14,533
                                                                              -----------
              Total Financials                                                    251,539
                                                                              -----------
              HEALTH CARE (20.2%)
              -------------------
              BIOTECHNOLOGY (1.4%)
    217,300   Amgen, Inc.                                                          15,452
     16,040   Biogen Idec, Inc.*                                                    2,149
    169,500   Gilead Sciences, Inc.*                                                8,816
                                                                              -----------
                                                                                   26,417
                                                                              -----------
              HEALTH CARE DISTRIBUTORS (0.3%)
     37,700   AmerisourceBergen Corp.                                               1,403
     30,400   Cardinal Health, Inc.                                                 1,285
     30,600   McKesson Corp.                                                        2,797
                                                                              -----------
                                                                                    5,485
                                                                              -----------
              HEALTH CARE EQUIPMENT (1.2%)
     87,400   Baxter International, Inc.                                            4,843
     22,200   Becton, Dickinson and Co.                                             1,742
    130,500   Boston Scientific Corp.*                                                817
      8,500   C.R. Bard, Inc.                                                         841
    240,000   Medtronic, Inc.                                                       9,168
     36,600   St. Jude Medical, Inc.                                                1,417
     38,200   Stryker Corp.                                                         2,084
     34,000   Zimmer Holdings, Inc.                                                 2,140
                                                                              -----------
                                                                                   23,052
                                                                              -----------
              HEALTH CARE FACILITIES (0.0%)
      6,400   Community Health Systems, Inc.*                                         156
      6,000   VCA Antech, Inc.*                                                       142
                                                                              -----------
                                                                                      298
                                                                              -----------
              HEALTH CARE SERVICES (2.6%)
    278,334   DaVita, Inc.*                                                        24,655

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                                                   Portfolio of Investments |  4

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
     30,400   Express Scripts, Inc.*                                          $     1,696
    246,450   Laboratory Corp. of America Holdings*                                21,660
      5,400   Lincare Holdings, Inc.                                                  132
     28,500   Quest Diagnostics, Inc.                                               1,644
                                                                              -----------
                                                                                   49,787
                                                                              -----------
              HEALTH CARE SUPPLIES (0.0%)
      5,700   Alere, Inc.*                                                            136
                                                                              -----------
              LIFE SCIENCES TOOLS & SERVICES (1.3%)
    456,600   Thermo Fisher Scientific, Inc.                                       25,410
                                                                              -----------
              MANAGED HEALTH CARE (3.6%)
    598,600   Aetna, Inc.                                                          26,362
     21,400   Coventry Health Care, Inc.                                              642
     25,100   Humana, Inc.                                                          2,025
    667,245   UnitedHealth Group, Inc.                                             37,466
     65,269   WellPoint, Inc.                                                       4,427
                                                                              -----------
                                                                                   70,922
                                                                              -----------
              PHARMACEUTICALS (9.8%)
    920,150   Abbott Laboratories                                                  57,104
     20,800   Allergan, Inc.                                                        1,997
    371,500   Bristol-Myers Squibb Co.                                             12,397
    332,200   Eli Lilly and Co.                                                    13,750
     16,300   Endo Pharmaceuticals Holdings, Inc.*                                    573
     59,700   Forest Laboratories, Inc.*                                            2,079
    533,100   Johnson & Johnson                                                    34,699
    840,000   Merck & Co., Inc.                                                    32,962
  1,539,902   Pfizer, Inc.                                                         35,310
                                                                              -----------
                                                                                  190,871
                                                                              -----------
              Total Health Care                                                   392,378
                                                                              -----------
              INDUSTRIALS (7.4%)
              ------------------
              AEROSPACE & DEFENSE (3.5%)
      2,200   Alliant Techsystems, Inc.                                               117
    377,050   Boeing Co.                                                           28,958
     46,800   General Dynamics Corp.                                                3,159
     17,300   L-3 Communications Holdings, Inc.                                     1,272
     41,100   Lockheed Martin Corp.                                                 3,721
     35,800   Northrop Grumman Corp.                                                2,266
     52,000   Raytheon Co.                                                          2,815
    246,450   Rockwell Collins, Inc.                                               13,774
    136,350   United Technologies Corp.                                            11,132
                                                                              -----------
                                                                                   67,214
                                                                              -----------
              COMMERCIAL PRINTING (0.0%)
     19,300   R.R. Donnelley & Sons Co.                                               241
                                                                              -----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.9%)
    220,199   Deere & Co.                                                          18,136
      6,200   Oshkosh Corp.*                                                          141
                                                                              -----------
                                                                                   18,277
                                                                              -----------
              INDUSTRIAL CONGLOMERATES (1.8%)
     52,800   3M Co.                                                                4,718
    479,800   Danaher Corp.                                                        26,015
    258,700   General Electric Co.                                                  5,065
                                                                              -----------
                                                                                   35,798
                                                                              -----------
              INDUSTRIAL MACHINERY (1.1%)
    477,450   Ingersoll-Rand plc                                                   20,301
                                                                              -----------
              TRADING COMPANIES & DISTRIBUTORS (0.1%)
      6,210   W.W. Grainger, Inc.                                                   1,291
                                                                              -----------

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5  | USAA Income Stock Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              Total Industrials                                               $   143,122
                                                                              -----------
              INFORMATION TECHNOLOGY (20.2%)
              ------------------------------
              APPLICATION SOFTWARE (0.1%)
     21,300   Intuit, Inc.                                                          1,235
                                                                              -----------
              COMMUNICATIONS EQUIPMENT (1.0%)
    680,400   Cisco Systems, Inc.                                                  13,710
    102,000   QUALCOMM, Inc.                                                        6,512
                                                                              -----------
                                                                                   20,222
                                                                              -----------
              COMPUTER HARDWARE (2.9%)
     49,430   Apple, Inc.*                                                         28,879
  1,366,250   Dell, Inc.*                                                          22,365
    217,200   Hewlett-Packard Co.                                                   5,378
                                                                              -----------
                                                                                   56,622
                                                                              -----------
              COMPUTER STORAGE & PERIPHERALS (0.1%)
     20,700   Western Digital Corp.*                                                  803
                                                                              -----------
              DATA PROCESSING & OUTSOURCED SERVICES (2.3%)
    528,469   Fidelity National Information Services, Inc.                         17,794
      3,500   Lender Processing Services, Inc.                                         93
    221,460   Visa, Inc. "A"                                                       27,235
                                                                              -----------
                                                                                   45,122
                                                                              -----------
              ELECTRONIC COMPONENTS (0.5%)
    630,850   Corning, Inc.                                                         9,053
                                                                              -----------
              HOME ENTERTAINMENT SOFTWARE (0.6%)
    136,700   Activision Blizzard, Inc.                                             1,759
    658,650   Electronic Arts, Inc.*                                               10,130
                                                                              -----------
                                                                                   11,889
                                                                              -----------
              INTERNET SOFTWARE & SERVICES (1.9%)
     62,600   eBay, Inc.*                                                           2,570
     20,330   Google, Inc. "A"*                                                    12,304
     12,200   IAC/InterActiveCorp.                                                    587
  1,370,200   Yahoo!, Inc.*                                                        21,293
                                                                              -----------
                                                                                   36,754
                                                                              -----------
              IT CONSULTING & OTHER SERVICES (2.2%)
    100,000   Accenture plc "A"                                                     6,495
     32,200   Amdocs Ltd.*                                                          1,030
    168,650   International Business Machines Corp.                                34,924
                                                                              -----------
                                                                                   42,449
                                                                              -----------
              SEMICONDUCTOR EQUIPMENT (0.5%)
    856,800   Applied Materials, Inc.                                              10,273
                                                                              -----------
              SEMICONDUCTORS (1.9%)
    486,700   Intel Corp.                                                          13,822
    733,200   Texas Instruments, Inc.                                              23,419
                                                                              -----------
                                                                                   37,241
                                                                              -----------
              SYSTEMS SOFTWARE (6.2%)
  2,596,950   Microsoft Corp.                                                      83,154
  1,242,050   Oracle Corp.                                                         36,504
     97,800   Symantec Corp.*                                                       1,616
                                                                              -----------
                                                                                  121,274
                                                                              -----------
              TECHNOLOGY DISTRIBUTORS (0.0%)
      2,600   Tech Data Corp.*                                                        140
                                                                              -----------
              Total Information Technology                                        393,077
                                                                              -----------

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                                                   Portfolio of Investments |  6

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              MATERIALS (3.1%)
              ----------------
              DIVERSIFIED CHEMICALS (0.9%)
    332,200   E.I. du Pont de Nemours & Co.                                   $    17,759
                                                                              -----------
              INDUSTRIAL GASES (1.5%)
    253,400   Praxair, Inc.                                                        29,318
                                                                              -----------
              PAPER PRODUCTS (0.7%)
    386,300   International Paper Co.                                              12,868
                                                                              -----------
              Total Materials                                                      59,945
                                                                              -----------
              TELECOMMUNICATION SERVICES (2.8%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (2.8%)
    680,495   AT&T, Inc.                                                           22,395
    563,594   CenturyLink, Inc.                                                    21,732
    233,988   Verizon Communications, Inc.                                          9,449
                                                                              -----------
                                                                                   53,576
                                                                              -----------
              Total Telecommunication Services                                     53,576
                                                                              -----------
              UTILITIES (2.8%)
              ----------------
              ELECTRIC UTILITIES (1.5%)
     17,940   Entergy Corp.                                                         1,176
     46,800   Exelon Corp.                                                          1,826
     28,400   FirstEnergy Corp.                                                     1,330
    655,550   Northeast Utilities                                                  24,104
                                                                              -----------
                                                                                   28,436
                                                                              -----------
              GAS UTILITIES (0.0%)
        100   ONEOK, Inc.                                                               9
                                                                              -----------
              MULTI-UTILITIES (1.3%)
    713,900   Wisconsin Energy Corp.                                               26,300
                                                                              -----------
              Total Utilities                                                      54,745
                                                                              -----------
              Total Common Stocks (cost: $1,574,240)                            1,874,114
                                                                              -----------
              MONEY MARKET INSTRUMENTS (3.6%)

              MONEY MARKET FUNDS (3.6%)
 70,503,656   State Street Institutional Liquid Reserve Fund, 0.21%(a)             70,504
                                                                              -----------
              Total Money Market Instruments (cost: $70,504)                       70,504
                                                                              -----------

              TOTAL INVESTMENTS (COST: $1,644,744)                            $ 1,944,618
                                                                              ===========

================================================================================

7  | USAA Income Stock Fund

================================================================================

($ IN 000s)                                            VALUATION HIERARCHY
                                                       -------------------
                                           (LEVEL 1)
                                         QUOTED PRICES       (LEVEL 2)
                                           IN ACTIVE           OTHER           (LEVEL 3)
                                            MARKETS         SIGNIFICANT       SIGNIFICANT
                                         FOR IDENTICAL      OBSERVABLE       UNOBSERVABLE
ASSETS                                      ASSETS            INPUTS            INPUTS               TOTAL
----------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                          $    1,874,114     $         --     $          --    $  1,874,114
Money Market Instruments:
  Money Market Funds                             70,504               --                --          70,504
----------------------------------------------------------------------------------------------------------
TOTAL                                    $    1,944,618     $         --     $          --    $  1,944,618
----------------------------------------------------------------------------------------------------------

For the period of August 1, 2011, through April 30, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Income Stock Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Income Stock Fund Shares and Income Stock Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) or through a USAA managed account program and not to the general public. The Target Funds are managed by USAA Asset Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant

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9  | USAA Income Stock Fund

================================================================================

events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

================================================================================

                                         Notes to Portfolio of Investments |  10

================================================================================

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The Fund had no securities out on loan as of April 30, 2012.

E. As of April 30, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2012, were $325,065,000 and $25,191,000, respectively, resulting in net unrealized appreciation of $299,874,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,945,216,000 at April 30, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

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11  | USAA Income Stock Fund

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PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REIT      Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at April 30, 2012.
* Non-income-producing security. As of April 30, 2012, 89.7% of the Fund's net assets were invested in dividend-paying stocks.

================================================================================

                                         Notes to Portfolio of Investments |  12



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.











SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     06/22/12
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ R. MATTHEW FREUND
         -----------------------------------------------------
         Signature and Title:  R. Matthew Freund, Senior Vice-President

Date:     06/27/12
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     06/26/12
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.